[MHM March 31, 2011]
[Translation]

SEMI-ANNUAL REPORT
(During The 17th Term)
From: July 1, 2010
To: December 31, 2010

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM EUROPE EQUITY FUND

SEMI-ANNUAL REPORT
(During The Seventeenth Term)
From: July 1, 2010
To: December 31, 2010

PUTNAM EUROPE EQUITY FUND

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SEMI-ANNUAL REPORT
(During The Seventeenth Term)
From: July 1, 2010
To: December 31, 2010

To: Director of Kanto Local Finance Bureau

Filing Date: March 31, 2011

Name of the Fund:	PUTNAM EUROPE EQUITY FUND

Name of the Registrant Company:	PUTNAM EUROPE EQUITY FUND

Name and Official Title of Representative	Jonathan S. Horwitz
of Trustees:	Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Park Building,
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building,
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report is available for Public Inspection

Not applicable.

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I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND ("Putnam Europe Equity Fund") (the "Fund")

(1) Diversification of Investment Portfolio

Diversification of Investment Portfolio by Types of Assets and geographic Regions:

			(As of the end of January 2011)

				Investment
Types of Assets	Issue Country		Total USD	Ratio (%)

Common Stock	United Kingdom		$55,373,982	27.12
	Germany		41,547,349	20.35
	France		28,010,762	13.72
	Netherlands		19,923,129	9.76
	Switzerland		14,335,672	7.02
	Italy		7,976,992	3.91
	Ireland		5,943,446	2.91
	Finland		5,404,818	2.65
	Spain		5,298,551	2.59
	Russia		4,809,271	2.36
	Belgium		4,740,053	2.32
	Denmark		2,008,245	0.98
	Sweden		1,694,969	0.83
	Poland		1,483,459	0.73
	Israel		1,475,550	0.72
	Brazil		1,389,850	0.68
	China		1,025,862	0.50
	Turkey		967,839	0.47
	Portugal		962,491	0.47

Sub-total			$204,372,290	100.09

Cash, Deposit and Other
Assets (After deduction of liabilities)			(183,972)	-0.09

Total			$204,188,318	100.00
(Net Asset Value)		JPY	16,769,986,557

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.

Note 2: The exchange rate of U.S. dollars ("Dollar" or "$") into Japanese Yen is JPY 82.13 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on January 31, 2011 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and is otherwise rounded down when necessary. As a result, in this report, there are

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cases in which Japanese yen figures for the same information differ from each other.

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(2) Results of Past Operations

a. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets during the one-year period up to and including the end of January 2011 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	USD	JPY
	(thousands)	(millions)	USD	JPY

2010 End of February	3,900	320	17.42	1,431
March	4,157	341	18.62	1,529
April	3,830	315	18.08	1,485
May	3,430	282	15.92	1,308
June	3,250	267	15.65	1,285
July	3,497	287	17.57	1,443
August	3,320	273	16.76	1,376
September	3,642	299	18.77	1,542
October	3,794	312	19.70	1,618
November	3,483	286	18.40	1,511
December	3,763	309	19.64	1,613
2011 End of January	3,790	311	20.37	1,673

b. Record of Distributions Paid (Class M Shares)

Fiscal Year	Amount paid per Share	Capital Gains

The Sixteenth Fiscal Year
(7/1/09-6/30/10)	$0.0050 (JPY 0.41)	$0.0000 (JPY 0.00)

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Note: Record of distribution paid from December 2001 to December 2010 is as follows:

	Dividend		NAV per Share

Ex-dividend Date	USD	Yen	USD

2001 December 20	$0.0120	0.99	$16.78

2002 December 20	$0.1270	10.43	$13.61

2003 December 18	$0.2040	16.75	$17.20

2004 December 21	$0.0920	7.56	$20.31

2005 December 20	$0.1520	12.48	$22.65

2006 December 19	$0.4730	38.85	$29.70

2007 December 20	$5.3959	443.17	$25.43

2008 December 20	*$0.0000	0.00	$14.17

2009 December 18	$0.0050	0.41	$18.50

2010 December 22	$0.2680	22.01	$19.41

*Due to an absence of capital gains, the Fund did not have a year-end distribution in 2008.

c. Record of Return Rate (Class M Shares)

Period	Return Rate (*)

February 1, 2010 –January 31, 2011	16.28%

(*)  *Return Rate (%) ={[ [ Ending NAV * A] ] / Beginning NAV] – 1}*100

“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on January 31, 2010 and Ending NAV means net asset value per share on January 31, 2011.

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II. RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during the one year period up to and including the end of January 2011 and number of outstanding shares of the Fund as of the end of January 2011 are as follows:

(2/1/10 – 1/31/11)

Number of Shares	Number of Shares	Number of
Sold	Repurchased	Outstanding Shares

19,425	62,578	186,034

(15,950)	(34,470)	(56,060)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

III. FINANCIAL CONDITIONS OF THE FUND

Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.

IV. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock

1 Fund

Not applicable (as of the end of January, 2011).

2 Putnam Investment Management, LLC ("Investment Management Company")

a. Amount of member’s equity (as of the end of January, 2011) $92,243,775*(approximately JPY7.6 billion)

b. Amount of member’s equity for the past five years:

Year	Member’s Equity

End of 2006	$70,594,104
End of 2007	$117,226,875
End of 2008	$58,526,939
End of 2009	$69,079,977
End of 2010	$82,851,104*

*Unaudited

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(2) Description of Business and Conditions of Operation

1 Fund

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services, State Street Bank and Trust Company, to hold the assets of the Fund in custody and Putnam Investor Services, Inc., to act as Investor Servicing Agent.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited (Sub-Investment Management Company), to manage a separate portion of the assets of the Fund subject to its supervision.

Putnam Investment Management LLC and Putnam Investments Limited have retained their affiliate, The Putnam Advisory Company, LLC (Sub-Advisory Company), to manage a separate portion of the assets of the Fund subject to to their supervision.

2 Putnam Investment Management, LLC ("Investment Management Company")

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of January 2011, Investment Management Company managed, advised, and/or administered the following 104 funds and fund portfolios (having an aggregate net asset value of approximately $67.6 billion):

			(As of January 31, 2011)

Country where Funds are	Principal Characteristic	Number of Funds	Net Asset Value
established or managed			(million dollars)

	Closed End Type Bond Fund	5	$2,606.17

	Open End Type Balanced Fund	15	$16,556.78

U.S.A.
	Open End Type Bond Fund	35	$24.978.31

	Open End Type Equity Fund	49	$23,439.07

	Total	104	$67,580.33

(3) Miscellaneous

1 Fund

Litigation, etc.

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from the Investment Management Company to certain open-end Putnam funds and their

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shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

2 Putnam Investment Management, LLC ("Investment Management Company")

Litigation, etc.

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from the Investment Management Company to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY

[Translation of unaudited semi-annual accounts of the Investment Management Company will be attached to the Japanese version of the Semi-annual Report.]

[MHM March 31, 2011]
[Translation]

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM EUROPE EQUITY FUND

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

To: Director of Kanto Local Finance Bureau

Filing Date: March 31, 2011

Name of the Registrant Company:	PUTNAM EUROPE EQUITY FUND

Name and Official Title of Representative	Jonathan S. Horwitz
of Trustees:	Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:

PUTNAM EUROPE EQUITY FUND

Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 985.00 million U.S. dollars (JPY 80.9 billion)

Note : U.S. $ amount is translated into Japanese Yen at the rate of I USD=JPY 82.13, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2011.

Places where a copy of this Amendment to Securities Registration
Statement is available for Public Inspection

Not applicable.

I. Reason For Filing This Amendment To Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement filed on December 28, 2010 (the "Original SRS,") due to the fact that the Semi-annual Report was filed on March 31, 2011.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

Amendment due to filing the Semi-annual Report.

The following items in the original SRS are amended to have the same contents as those provided in the following items of the Semi-annual Report:

The ORIGINAL SRS	The Semi-annual Report	The way of
amendment

PART II. INFORMATION
CONCERNING THE FUND
I. DESCRIPTION OF THE FUND
1. NATURE OF THE FUND
(C) Structure of the Fund:

(3) Outline of the Fund	IV. OUTLINE OF THE
MANAGEMENT COMPANY
1. Fund	(1) Amount of Capital Stock
d. Amount of Capital Stock	1 Fund	Novation
2. Investment Management
Company
d. Amount of Capital Stock:	2 Investment Management	Novation
Company
5. STATUS OF INVESTMENT	I. STATUS OF INVESTMENT
FUND	PORTFOLIO OF THE FUND
(A) Diversification of Investment	(1) Diversification of Investment	Novation
Portfolio	Portfolio
(C) Results of Past Operations	(2) Results of Past Operations	Novation
(D) Record of Sales and Repurchases	II. RECORD OF SALES AND	Addition
REPURCHASES
III. FINANCIAL CONDITIONS OF
THE FUND
1. Financial Statements	III. FINANCIAL CONDITIONS	Addition
OF THE FUND
PART III. SPECIAL
INFORMATION

I. OUTLINE OF THE
MANAGEMENT COMPANY
1. Outline of the Management	IV. OUTLINE OF THE
Company	MANAGEMENT COMPANY
i Fund	(1) Amount of Capital Stock
(1) Amount of Capital Stock	1 Fund	Novation
ii Investment Management Company
(1) Amount of Capital Stock	2 Investment Management	Novation
Company
2. Description of Business and Outline	(2) Description of Business and
of Operation	Conditions of Operation
i. Fund	1 Fund	Novation
ii. PUTNAM INVESTMENT	2 Putnam Investment	Novation
MANAGEMENT, LLC	Management, LLC ("Investment
(INVESTMENT MANAGEMENT	Management Company")
COMPANY)
5. Miscellaneous	(3) Miscellaneous
i. Fund	1 Fund	Addition
ii. PUTNAM INVESTMENT	2 Putnam Investment	Addition
MANAGEMENT, LLC	Management, LLC ("Investment
(INVESTMENT MANAGEMENT	Management Company")
COMPANY)

The contents of the Semi-annual Report are as follows: [Omitted]